18. Provisions (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	$ 610,476	$ 859,893
Increases	106,263	102,204
Transfers	0	(193,463)
Decrease	(179,240)	(158,158)
Provisions, ending	537,499	610,476
Current provisions | Provision for lawsuits and claims
DisclosureOfProvisionsLineItems [Line Items]
Provisions, beginning	610,476	859,893
Increases	106,263	102,204
Transfers	0	(193,463)
Decrease	(179,240)	(158,158)
Provisions, ending	$ 537,499	$ 610,476